Quarterly Holdings Report
for
Fidelity® International Growth Fund
January 31, 2023
IGF-NPRT1-0423
1.863101.115
Common Stocks - 96.4%
	Shares	Value ($)
Bailiwick of Jersey - 1.6%
Experian PLC	1,915,300	70,041,574
Belgium - 0.4%
Azelis Group NV	596,917	16,080,691
Canada - 3.3%
CAE, Inc. (a)	1,179,900	26,647,623
Canadian Pacific Railway Ltd.	989,200	78,077,324
Franco-Nevada Corp.	263,780	38,692,227
TOTAL CANADA		143,417,174
Denmark - 0.8%
Vestas Wind Systems A/S	1,224,900	35,842,527
Finland - 0.6%
Kone OYJ (B Shares)	446,000	24,262,840
France - 11.6%
Edenred SA	959,539	52,147,710
Lectra	336,961	14,012,014
Legrand SA	766,900	68,379,942
LVMH Moet Hennessy Louis Vuitton SE	287,600	251,067,739
Safran SA	814,900	117,178,926
TOTAL FRANCE		502,786,331
Germany - 5.4%
Deutsche Borse AG	357,300	63,936,084
Linde PLC	443,879	146,047,708
Vonovia SE	942,210	26,615,453
TOTAL GERMANY		236,599,245
Hong Kong - 2.8%
AIA Group Ltd.	10,776,000	121,851,215
India - 1.6%
Housing Development Finance Corp. Ltd.	1,062,778	34,286,126
Kotak Mahindra Bank Ltd.	843,300	17,942,398
Reliance Industries Ltd.	320,000	9,250,790
Reliance Industries Ltd. sponsored GDR (b)	133,800	7,666,740
TOTAL INDIA		69,146,054
Ireland - 1.9%
CRH PLC sponsored ADR	1,719,966	80,975,999
Italy - 1.6%
Interpump Group SpA	625,126	32,471,562
Prada SpA	5,911,600	37,802,041
TOTAL ITALY		70,273,603
Japan - 12.6%
Azbil Corp.	1,526,470	43,044,130
FANUC Corp.	175,200	30,956,035
Hoya Corp.	748,200	82,281,005
Keyence Corp.	293,448	135,094,345
Lasertec Corp.	272,300	51,552,626
Misumi Group, Inc.	2,323,985	58,488,840
OSG Corp.	682,400	10,710,200
Recruit Holdings Co. Ltd.	2,849,400	91,637,456
SHO-BOND Holdings Co. Ltd.	615,400	26,256,742
USS Co. Ltd.	1,102,000	18,125,887
TOTAL JAPAN		548,147,266
Kenya - 0.4%
Safaricom Ltd.	85,504,800	16,070,782
Netherlands - 9.2%
Aalberts Industries NV	225,000	10,579,328
Airbus Group NV	785,500	98,474,896
ASML Holding NV (Netherlands)	384,100	254,138,805
IMCD NV	227,100	35,811,650
TOTAL NETHERLANDS		399,004,679
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	2,474,040	13,615,982
Norway - 0.7%
Adevinta ASA Class B (a)	1,400,258	11,938,162
Schibsted ASA (B Shares)	804,500	16,732,207
TOTAL NORWAY		28,670,369
South Africa - 0.2%
Clicks Group Ltd. (c)	575,738	8,780,997
Spain - 2.1%
Amadeus IT Holding SA Class A (a)	1,471,500	92,710,316
Sweden - 5.7%
ASSA ABLOY AB (B Shares)	3,348,910	78,887,794
Atlas Copco AB (A Shares)	8,663,400	102,800,457
Epiroc AB (A Shares)	3,246,800	63,172,249
Lagercrantz Group AB (B Shares)	458,100	4,792,318
TOTAL SWEDEN		249,652,818
Switzerland - 9.1%
Nestle SA (Reg. S)	1,784,889	217,772,625
Roche Holding AG (participation certificate)	503,873	157,294,237
Schindler Holding AG:
(participation certificate)	81,018	17,199,179
(Reg.)	18,350	3,696,057
TOTAL SWITZERLAND		395,962,098
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,852,000	67,916,651
United Kingdom - 5.6%
BAE Systems PLC	3,417,800	36,181,010
Compass Group PLC	3,386,500	80,896,788
Dechra Pharmaceuticals PLC	419,200	14,811,795
InterContinental Hotel Group PLC ADR (c)	612,270	43,318,103
Rightmove PLC	3,982,600	28,937,147
Spectris PLC	970,657	38,293,583
TOTAL UNITED KINGDOM		242,438,426
United States of America - 17.3%
Autoliv, Inc.	355,969	32,791,864
Lam Research Corp.	41,266	20,637,127
Marsh & McLennan Companies, Inc.	659,351	115,327,083
MasterCard, Inc. Class A	201,700	74,750,020
Moody's Corp.	194,000	62,613,500
MSCI, Inc.	152,400	81,009,744
NICE Ltd. sponsored ADR (a)	271,200	56,255,016
NOV, Inc.	942,800	23,042,032
Otis Worldwide Corp.	297,900	24,496,317
PriceSmart, Inc.	191,886	14,259,049
ResMed, Inc.	393,400	89,840,758
S&P Global, Inc.	158,500	59,427,990
Sherwin-Williams Co.	187,500	44,360,625
Visa, Inc. Class A	221,060	50,890,223
TOTAL UNITED STATES OF AMERICA		749,701,348
TOTAL COMMON STOCKS (Cost $2,847,900,971)		4,183,948,985

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $6,992,915)	63,819	12,631,056

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	141,783,859	141,812,216
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	11,329,638	11,330,771
TOTAL MONEY MARKET FUNDS (Cost $153,142,987)		153,142,987

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,008,036,873)	4,349,723,028
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,460,533)
NET ASSETS - 100.0%	4,341,262,495

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,666,740 or 0.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,631,056 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	21,706,800	348,305,518	228,200,102	847,376	713	(713)	141,812,216	0.3%
Fidelity Securities Lending Cash Central Fund 4.38%	34,813,698	155,538,564	179,021,491	49,464	-	-	11,330,771	0.0%
Total	56,520,498	503,844,082	407,221,593	896,840	713	(713)	153,142,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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